Income Tax - Summary of Temporary Differences (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses available for future period	$ 1,597,167	$ 1,553,164
Temporary Differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses available for future period - finite	$ 704,429	$ 660,042
Expiry Date Range	5 years	5 years
Non-capital losses available for future period	$ 6,639,511	$ 6,473,993
Expiry Date Range	No expiry date	No expiry date